8. Income Taxes (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Loan originated from sales of other real estate owned
Federal statutory corporate income tax rate (in hundredths)	34.00%	34.00%
Reconciliation of tax expense (benefit) from the federal tax rate to the effective tax rate [Abstract]
Statutory rate applied to earnings (losses) before income taxes	$ 45	$ 595
Reduction in taxes from:
Tax exempt interest	(123)	(164)
Life Insurance proceeds	0	(78)
Deferred Tax Valuation allowance reversal	(1,000)	(1,000)
Other, net	(217)	(130)
Income tax expense (benefit)	$ (1,205)	$ (777)